INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP (Details) - Kirkland Lake Discoveries Corp	12 Months Ended
	Dec. 31, 2024 director	Dec. 31, 2023 shares
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
The Company's ownership interest	25.91%	32.29%
Number of additional directors nominated as board of directors | director	2
Percentage of investment	100.00%	100.00%
Lucky strike project
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Total non-cash consideration (in shares) | shares		28,612,500
Consideration in net smelter return royalty (as a percent)		1.00%